TAXATION (Components of Deferred Taxes From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
TAXATION [Abstract]
Payroll payable	$ 291	$ 217
Accrued expenses	524	439
Allowance for doubtful accounts	592	822
Net operating loss carry-forwards	449	78
Total current deferred tax assets	1,856	1,556
Intangible assets	87	116
Property, plant and equipment	146	147
Net operating loss carry-forwards	522	670
Total non-current deferred tax assets	755	933
Less: valuation allowance (non-current)	(117)	(66)
Non-current deferred tax assets, net	638	867
Non-current deferred tax liabilities: Intangible assets	136	199
Non-current deferred tax liabilities: Withholding tax on undistributed earnings	634
Total non-current deferred tax liabilities	$ 770	$ 199